Non-financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Non-financial Liabilities

Non-financial liabilities as of December 31, 2018 and 2019 are as follows:

		2018		2019
		Current	Non-current	Current	Non-current
		In millions of won
Advance received	￦	3,724,238	80,937	3,825,240	192,863
Unearned revenue		63,038	4,690	30,988	6,589
Deferred revenue		556,072	8,050,491	590,928	8,610,610
Withholdings		172,454	10,856	160,977	10,901
Others		1,058,239	13,059	1,080,220	13,489

	￦	5,574,041	8,160,033	5,688,353	8,834,452